Trade receivables - Net (Schedule of Allowance for Doubtful Accounts) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Balance at beginning of year	$ 237,098	$ 231,778
Provisions	0	4,529
Cancellation	(415)	(63)
Account recoveries	(1,333)
Translations effects	(1,995)	854
Balance at end of year	$ 233,355	$ 237,098